Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Equity

Note 12 - Equity

Ordinary Shares

When the Company was incorporated in the Cayman Islands on March 11, 2021, 10,000,000,000 (pre-share consolidation) ordinary shares were authorized and 60,000,000 (pre-share consolidation) were issued to the shareholders at a par value of US$0.0001 (pre-share consolidation) each.

Share Consolidation

On October 17, 2022, Ruanyun, with the approval of its board of directors and shareholders, effected a 1-for-2 share consolidation of all of its issued and unissued ordinary shares, or the share consolidation, whereby each two ordinary shares of par value of $0.0001 each were consolidated into one ordinary share of par value of $0.0002 each, following which the share capital of Ruanyun was $1,000,000 divided into 5,000,000,000 shares with a par value of $0.0002 each. Any and all fractional shares were rounded up to the nearest whole share. As of July 20, 2026, 37,280,004 ordinary shares of Ruanyun are issued and outstanding. The Company has retroactively restated all share and per share data for all of the periods presented to reflect the share consolidation.

Initial Public Offering

On April 7, 2025, the Company completed its initial public offering of 3,750,000 ordinary shares at a public offering price of $4.00 per share. On April 17, 2025, the Company received net proceeds from the offering of approximately $12.2 million.

Share based compensation

On November 15, 2025, the Company issued 300,000 ordinary shares to Ms. Wei Hu, the Company’s Chief Financial Officer, as share-based compensation pursuant to the Company’s 2025 Equity Incentive Plan. These shares vested immediately upon issuance. Accordingly, the Company recognized share-based compensation expense of $225,390, representing the fair value of the shares on the grant date, within general and administrative expenses in the consolidated statements of operations and comprehensive loss. On the same date, the Company issued an additional 300,000 ordinary shares to Mr. Xili Huang, a consultant to the Company and a majority shareholder of Jiangxi Yiluyun Technology Co., Ltd. (a related party), as consideration for professional consulting services rendered. The Company recorded a professional services fee of $225,390 based on the fair value of the shares issued, which was recognized as general and administrative expenses in the consolidated statements of operations and comprehensive loss.

Share issuance under equity line of credit

On December 17, 2025, the Company entered into an Equity Purchase Agreement establishing an Equity Line of Credit (the “ELOC”) with ARC Group International Ltd. (“ARC”). Under the terms of the ELOC, the Company holds the unilateral right, but not the obligation, to direct ARC to purchase up to $100,000,000 of the Company’s ordinary shares over a 36-month commitment window. As consideration for ARC’s commitment, the Company issued 1,200,000 ordinary shares, which were recorded at their grant-date fair value of $1,320,000 at $1.10 per share as a credit to equity and capitalized as Deferred Offering Costs within non-current assets. These deferred costs are amortized on a pro-rata basis into Additional Paid-in Capital as a direct issuance cost when drawdowns occur, or expensed immediately in the consolidated statements of operations if the ELOC expires or is terminated before full utilization. As of July 20, 2026, no share sales or drawdowns had occurred, and the capitalized asset remained unamortized at $1,320,000.

As noted in Note 1 “Organization and Principal Activities”, the incorporation and issuance of ordinary shares are part of the reorganization and are presented as if the transaction became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

Non-controlling interest

As of March 31, 2026, the Company’s non-controlling interest represented 28.6% equity interest of Jiangxi Alphabet, 49.0% of Huizuoye, 40% equity interest of Chongqing Huizhi and 49% equity interest of Jiangxi Yunxiaotong.

As of March 31, 2025, the Company’s non-controlling interest represented 28.6% equity interest of Jiangxi Alphabet, 35.0% equity interest of Jiangxi Jiaotou Technology Co., Ltd, 49.0% of Huizuoye and 51.0% of Inner Mongolia Mengyun Digital Technology Co., Ltd.